Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule of components of deferred tax assets and liabilities

	Years Ended December 31,
	2014	2013
Deferred Tax Liability:
Furniture, fixtures, equipment and intangibles	$(32,089)	$(48,716)
Other	(27,258)	(17,105)
Warrants	(1,039,489)	(997,596)
Deferred Tax Assets:
Stock options for services	1,275,925	1,230,522
Net operating loss carry-forward	4,510,554	3,927,921
Reserve for future charge backs	28,309	26,037
Valuation allowance	(4,715,952)	(4,121,063)
Net deferred tax assets (liabilities)	$-	$-

Summary of reconciliation of federal income tax provision from continuing operations at statutory rate

	Year Ended December 31,
	2014	2013
Federal income tax benefit at statutory rate	$(580,257)	$(1,385,270)
Increase (decrease) in income taxes resulting from:
State and local income taxes	204,366	854,100
Change in deferred tax asset valuation allowance	367,359	519,337
Stock based compensation	-	-
Non-deductible expenses	8,532	11,833
Other	-	-
Income Tax Expense	$-	$-